Stock-Based Compensation (Tables)	12 Months Ended
Mar. 31, 2012
Schedule Of Stock Option Activity

Stock option activity during the years ended March 31, 2010, 2011 and 2012 was as follows:

	2010		2011		2012
	Number of shares	Weighted average exercise price	Number of shares	Weighted average exercise price	Number of shares	Weighted average exercise price
Outstanding at beginning of year	3,938,980	¥4,804	3,060,000	¥4,647	1,948,000	¥3,392
Granted	350,000	1,872	308,000	2,089	4,033,046	1,399
Expired	(1,117,980)	4,309	(1,262,000)	5,881	(595,840)	5,302
Forfeited	(111,000)	4,854	(158,000)	5,287	(497,000)	2,396

Outstanding at end of year	3,060,000	4,647	1,948,000	3,392	4,888,206	1,616

Exercisable at end of year	2,722,000	¥4,995	1,640,000	¥3,636	3,585,206	¥1,648

Schedule Of Weighted Average Fair Value Per Share For Stock Options Granted

These figures were calculated based on the Black Scholes option pricing model by using the following weighted average estimates:

	2010	2011	2012
Expected dividend yield	2.6%	1.6%	0.4%
Risk free interest rate	0.5%	0.2%	0.5%
Volatility	45.3%	45.4%	49.3%
Expected life	3.8 years	3.9 years	3.1 years

Schedule Of Outstanding Stock Options

At March 31, 2012, all of the outstanding stock options were as follows:

	Outstanding			Exercisable
Exercise price	Number of options	Weighted average exercise price	Weighted average remaining contractual life	Number of options	Weighted average exercise price	Weighted average remaining contractual life
¥620 - ¥1,529	3,255,144	1,298	4.0 years	1,952,144	1,144	3.9 years
¥1,531 - ¥2,748	1,633,062	2,250	1.9 years	1,633,062	2,250	1.9 years

	4,888,206	1,616	3.3 years	3,585,206	1,648	3.0 years